Earnings per share (Computations of basic and diluted earnings per share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net (loss) income for the computation of basic EPS	$ (298,566)	$ 1,145,694	$ 1,015,632
Weighted average ordinary shares outstanding - basic (in shares)	127,743,828	134,570,169	145,162,220
Basic EPS (in USD per share)	$ (2.34)	$ 8.51	$ 7.00
Weighted average ordinary shares outstanding - diluted (in shares)	127,743,828	135,898,139	148,706,266
Diluted EPS (in USD per share)	$ (2.34)	$ 8.43	$ 6.83